Finance Income and Finance Expense - Schedule of Finance Income and Finance Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Finance Income and Finance Expense [Abstract]
Net foreign exchange loss		$ (179,508)
Interest expense (incl. bank charges)	(37,315)	(6,492)
Total finance expense (incl. bank charges)	(37,315)	(186,000)
Gain on modification of financial instruments	14,917
Net foreign exchange gain	1,647,303
Interest income		513
Total finance income	1,662,220	513
Finance income/(expense), net	$ 1,624,905	$ (185,487)